Available-for-sale securities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Less than 12 months
Fair Value	$ 244	$ 305	$ 109
Unrealized Losses	3	6	3
12 months or more
Fair Value	173	86	59
Unrealized Losses	3	3	5
Total
Fair Value	417	391	168
Unrealized Losses	6	9	8
Corporate bonds
Less than 12 months
Fair Value	195	159
Unrealized Losses	1	2
12 months or more
Fair Value	32	1
Unrealized Losses	0	0
Total
Fair Value	227	160
Unrealized Losses	1	2
Asset-backed securities
Less than 12 months
Fair Value		6	0
Unrealized Losses		0	0
12 months or more
Fair Value		20	20
Unrealized Losses		1	3
Total
Fair Value		26	20
Unrealized Losses		1	3
U.S. governmental agency mortgage-backed securities
Less than 12 months
Fair Value	34	140	84
Unrealized Losses	0	4	1
12 months or more
Fair Value	140	65	15
Unrealized Losses	3	2	0
Total
Fair Value	174	205	99
Unrealized Losses	3	6	1
Residential
Less than 12 months
Fair Value			0
Unrealized Losses			0
12 months or more
Fair Value			14
Unrealized Losses			1
Total
Fair Value			14
Unrealized Losses			1
Large capitalization value
Less than 12 months
Fair Value	15		25
Unrealized Losses	2		2
12 months or more
Fair Value	1		10
Unrealized Losses	0		1
Total
Fair Value	16		35
Unrealized Losses	$ 2		$ 3